Research and development	12 Months Ended
Mar. 31, 2021
Disclosure Of Research And Development Expense [Abstract]
Research and development [Text Block]

10. Research and development

	2021 $	2020 $

Salaries and benefits (note 9)	1,602,709	1,317,920
Laboratory operation	305,135	290,336
Amortization of property and equipment	225,180	72,187
Rent	108,346	87,720
Analyses and testing	62,874	55,740
Travel and meals	—	16,554
Gross research and development expenses	2,304,244	1,840,457
Allocated to deferred development costs	(1,163,856)	(655,132)
Allocated to inventory production	(726,383)	(463,474)

Net research and development expenses	414,005	721,851

Research and development expenses have been reduced by COVID-19 subsidies of $115,013 (2021 - $nil) from the Canada Emergency Wage Subsidy ("CEWS") and Canada Emergency Rent Subsidy programs ("CERS"), as well as a Manitoba government training grant of $45,099 (2020 - $21,529).